Accounts receivable (Tables)	12 Months Ended
Sep. 30, 2019
Accounts receivable
Schedule of accounts receivable

	September 30,	September 30,
	2019	2018

Accounts receivable - trade	$13,824,937	$8,601,269
Accounts receivable - related party	2,654	1,257
Accounts receivable, net	$13,827,591	$8,602,526

Schedule of movement of accounts receivable

	September 30,	September 30,
	2019	2018

Beginning balance	$8,602,526	$5,144,457
Increased during the year	30,186,725	31,979,662
Less: collected during the year	(24,233,499)	(28,117,799)
Exchange rate difference	(728,161)	(403,794)
Ending balance	$13,827,591	$8,602,526